Premises and equipment	12 Months Ended
Dec. 31, 2018
Premises and equipment
20 Premises and equipment
end of	2018	2017
Premises and equipment (CHF million)
Buildings and improvements	1,617	1,648
Land	347	346
Leasehold improvements	1,880	1,812
Software	5,909	5,709
Equipment	1,805	1,828
Premises and equipment	11,558	11,343	[1]
Accumulated depreciation	(6,720)	(6,657)	[1]
Total premises and equipment, net	4,838	4,686
1 Prior period has been corrected.
in	2018	2017	2016
Depreciation and impairment (CHF million)
Depreciation	830	826	887
Impairment	8	33	25

Bank
Premises and equipment
19 Premises and equipment
end of	2018	2017
Premises and equipment (CHF million)
Buildings and improvements	1,595	1,624
Land	347	346
Leasehold improvements	1,752	1,751
Software	5,715	5,583
Equipment	1,136	1,226
Premises and equipment	10,545	10,530	[1]
Accumulated depreciation	(6,015)	(6,085)	[1]
Total premises and equipment, net	4,530	4,445
1 Prior period has been corrected.
in	2018	2017	2016
Depreciation and impairment (CHF million)
Depreciation	745	770	882
Impairment	8	33	25